Vessels and Equipment - Schedule of Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	$ (51,373)	$ (31,092)
Accumulated depreciation, disposals for the period		900
Depreciation	(23,768)	(21,181)
Accumulated depreciation, ending balance	(75,141)	(51,373)
Net vessels, beginning balance	496,768	517,897
Additions	143,231	52
Drydock costs	1,781
Disposal	(227)
Depreciation	(23,768)	(21,181)
Net vessels, ending balance	617,785	496,768
Vessel Under Construction [Member]
Property, Plant and Equipment [Line Items]
Vessel under construction, beginning balance
Vessel under construction, ending balance	0
Vessel & Equipment [Member]
Property, Plant and Equipment [Line Items]
Vessel and equipment, beginning balance	548,141	548,989
Additions	143,231	52
Drydock costs	1,781
Transfer from vessels under construction
Disposal	(227)	(900)
Vessel and equipment, ending balance	$ 692,926	$ 548,141